SHAREHOLDER LETTER

Dear Shareholder:

This semiannual report of Franklin Templeton Global Trust covers the period ended April 30, 2001. The Trust consists of Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund.

The six months under review witnessed a shift in momentum in the global currency markets. After reaching all-time highs against most developed market currencies, the U.S. dollar weakened as investor optimism regarding the country's economic outlook waned. Declining corporate earnings, capital spending and consumer sentiment contributed to fears of a possible hard landing for the U.S. economy. As a result, most developed currencies, except for the Japanese yen, rallied versus the U.S. dollar by the end of December 2000.

Responding to a higher probability of a U.S. economic recession, the Federal Reserve Board (the Fed) reduced the federal funds target rate by 200 basis points (2.0%) to 4.50% from January through April. Fed policymakers stated that declining investment spending and consumer sentiment were determining factors behind their decision to ease monetary policy. Currency markets took these actions as a positive sign

CONTENTS

Shareholder Letter ......               1

Fund Reports

  Franklin Templeton
  Global Currency Fund ..               5

  Franklin Templeton
  Hard Currency Fund ....              10

Financial Highlights &
Statements of Investments              16

Financial Statements ....              23

Notes to
Financial Statements ....              27

FUND CATEGORY
[PYRAMID GRAPHIC]
that the U.S. was going to take a proactive stance in attempting to secure a soft landing. Subsequently, the dollar began to reverse the losses it suffered early in the reporting period.

In line with expectations of a global economic slowdown, most developed market central banks lowered their respective official interest rates during the period. The European Central Bank (ECB), however, resisted easing their monetary policy stance. ECB officials supported their decision by stating that Euroland (the 11 countries using the euro) inflation and money supply data remained above their target levels. Initially, currency markets reacted by selling the euro versus the dollar. However, by period-end it appeared that the euro began to stabilize as interest-rate differentials favored the euro whose short-term rates exceeded those of the U.S. In addition, foreign direct investment outflows' influence on European currency movements lessened during the six-month period. During the period under review, the euro, Swiss franc, British pound and Swedish krona returned 3.24%, 2.49%, -1.64% and -4.04%, respectively, relative to the U.S. dollar.

In Japan, political uncertainty and a declining economic outlook weighed heavily on the yen, resulting in its poor performance versus the dollar. Political infighting and lack of reform continued to disappoint foreign investors. While the initial reaction to pro-reform Junichiro Koizumi's election as prime minister in April was positive, the long-term outlook is pessimistic. Investors remain skeptical regarding Koizumi's ability to unite differing political factions to achieve any worthwhile economic reform. Additionally, the decline in U.S. technology spending adversely impacted the Japanese market as a significant portion of Japanese exports is technology based. As a result, the yen returned -12.4%, relative to the U.S. dollar, during the period.

The dollar-bloc currencies (Canada, Australia and New Zealand) witnessed significant volatility during the review period as all three currencies hit all-time lows versus the U.S. dollar. Although the three central banks reduced their official rates in accordance with their declining global economic outlook, there was a great disparity in their relative performance. During the six-month period, the New Zealand, Canadian and Australian dollars returned 3.79%, -0.50% and -2.42%, respectively, relative to the U.S. dollar. The New Zealand dollar performed the best because it remained one of the highest yielding developed market currencies. In addition, New Zealand-based exports were relatively cheap and were, therefore, in greater demand compared with similar goods made by other countries.

Since Franklin Templeton Global Trust generally provides strong total returns during periods of U.S.-dollar weakness, while giving back some of those gains in periods of dollar strength, the Funds' performances during the reporting period are not surprising. For specific information about each Fund's performance, please refer to the Fund reports following this letter.

Franklin Templeton Global Trust shareholders of record on April 6, 2001, have received a package of information regarding a special shareholders' meeting to consider a plan of reorganization. If the plan is approved, shareholders of Franklin Templeton Global Trust will become Templeton Global Bond Fund shareholders in a tax-free transaction. Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund will no longer exist after the reorganization is completed.

We thank you for your participation in Franklin Templeton Global Trust and look forward to serving your future investment needs.

Sincerely,



/s/ Thomas J. Dickson
Thomas J. Dickson



/s/ Umran Demirors
Umran Demirors

Portfolio Managers
Franklin Templeton Global Trust

FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Global Currency Fund seeks to maximize the investor's total return through a combination of interest income and changes in the Fund's net asset value due to changes in currency exchange rates. The Fund seeks to achieve its goal by investing in interest-earning money market instruments denominated in three or more major currencies, as defined in the Fund's prospectus.
--------------------------------------------------------------------------------

As you probably know, most of Franklin Templeton Global Currency Fund's total return is derived from interest paid by portfolio securities and from changes in the U.S. dollar's value relative to the currencies of countries where the Fund invests. Because a majority of the Fund is invested in foreign currencies, it tends to perform better during periods of U.S.-dollar weakness.

The six months ended April 30, 2001, provided a mixture of opportunities in the global currency markets as the U.S. dollar weakened early in the period but regained strength by period-end. Within this environment, Franklin Templeton Global Currency Fund - Class A delivered a positive 2.47% six-month cumulative total return, as shown in the Performance Summary beginning on page 8. The Fund's benchmark, the J.P. Morgan 3 Month Global Cash Index, returned 4.22% during the same period.(1)

Shareholders of record on April 6, 2001, have received a package of information regarding a special shareholders' meeting to consider a plan of reorganization. If the plan is approved, shareholders of Franklin Templeton Global Currency Fund will become Templeton Global Bond Fund shareholders in a tax-free transaction. Franklin Templeton Global Currency Fund will no longer exist after the reorganization is completed.

1. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

     The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 17.

ASSET ALLOCATION BY CURRENCY
Franklin Templeton Global Currency Fund
Based on Total Net Assets
4/30/01

[PIE CHART]

European Monetary Unit (euro)                                              43.8%
U.S. Dollar                                                                14.2%
Japanese Yen                                                               12.6%
New Zealand Dollar                                                         12.3%
British Pound                                                               9.4%
Swedish Krona                                                               7.7%

During the period under review, we continued to shift the portfolio's exposure to Europe. By period-end, the Fund's European exposure stood at 60.9% of total net assets, slightly up from 54.1% on October 31, 2000. In addition, we increased our exposure to New Zealand and Japan. As of April 30, 2001, the Fund held 12.3% of total net assets in New Zealand and 12.6% in Japan, compared with 9.3% and 5.5% at the beginning of the period. On the other hand, we eliminated our exposure to Canada and Australia.

Looking forward, we expect the Japanese yen to appreciate in the near term as a result of the positive momentum created by pro-reform Junichiro Koizumi's election as prime minister. However, the yen will likely weaken in the long term given Japan's weak economic fundamentals and uncertainty regarding parliamentary members' political support for reform. The euro should appreciate in the long term versus the U.S. dollar as interest- and growth-rate differentials continue to favor the euro.

Of course, there are special considerations associated with global investing related to market, currency, economic, social and political factors, as discussed in the Fund's prospectus. Because a significant amount of the Fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange-rate fluctuations. A non-diversified foreign Fund may not be appropriate for all investors and should not be considered a complete investment program.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Please note that although the Fund's Statement of Investments on page 17 of this report indicates the Fund held 69.9% of its portfolio investments in U.S. dollar-denominated assets as of 4/30/01, its net exposure to the U.S. dollar as of that date was only 14.2%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 6 in the Notes to Financial Statements on page 32 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market in a particular foreign currency is small or relatively illiquid.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 2.25% initial sales charge. Prior to 8/3/98, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower. Past expense reductions by the Fund's Investment Manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------

During the six months ended 4/30/01, the Fund recognized net foreign currency losses due to fluctuations in the value of its foreign currency-denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the Fund's investment income available for distribution to shareholders, which may cause all or a portion of the total distributions to be characterized as a return of capital at the Fund's fiscal year-end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your Fund shares and affect the computation of a gain or loss when you sell your shares.

PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                       CHANGE       4/30/01      10/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$0.06        $10.09       $10.03

DISTRIBUTIONS (11/1/00-4/30/01)
Dividend Income                                $0.19

PERFORMANCE

CLASS A                                6-MONTH     1-YEAR     5-YEAR     10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)              +2.47%     -3.11%     -5.20%     +27.03%
Average Annual Total Return(2)          +0.18%     -5.30%     -1.52%      +2.19%
Value of $10,000 Investment(3)        $10,018     $9,470     $9,263     $12,415
Avg. Ann. Total Return                             -9.18%     -1.77%     +2.16%
(3/31/01)(4)

Distribution Rate(5)                    3.68%
30-Day Standardized Yield(6)            3.35%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of March's quarterly 9.5 cent per share dividend and the maximum offering price of $10.32 on 4/30/01.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/01.

--------------------------------------------------------------------------------
     Ongoing market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

     For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

     Past performance does not guarantee future results.

FRANKLIN TEMPLETON
HARD CURRENCY FUND

Shareholders of record on April 6, 2001, have received a package of information regarding a special shareholders' meeting to consider a plan of reorganization. If the plan is approved, shareholders of Franklin Templeton Hard Currency Fund will become Templeton Global Bond Fund shareholders in a tax-free transaction. Franklin Templeton Hard Currency Fund will no longer exist after the reorganization is completed.

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Hard Currency Fund seeks to protect shareholders against the depreciation of the U.S. dollar relative to other currencies by investing in high-quality, money market instruments (and forward contracts), denominated in those foreign major currencies (as defined in the Fund's prospectus) which historically have experienced low inflation rates, and which in the manager's opinion, are currently pursuing economic policies conducive to continual low inflation rates and currency appreciation versus the U.S. dollar over the long term.
--------------------------------------------------------------------------------

As you probably know, most of Franklin Templeton Hard Currency Fund's total return is derived from interest paid by portfolio securities and from changes in the U.S. dollar's value relative to the currencies of countries where the Fund invests. Because the Fund attempts to maintain almost 100% foreign currency exposure, it tends to perform better during periods of U.S.-dollar weakness.

The six months ended April 30, 2001, provided a mixture of opportunities in the global currency markets as the U.S. dollar weakened early in the period but regained strength by period-end. Within this environment, Franklin Templeton Hard Currency Fund - Class A delivered a positive 0.34% six-month


     The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 21.

cumulative total return, as shown in the Performance Summary beginning on page
14. The Fund's benchmark, the J.P. Morgan 3 Month Global Cash Index, returned 4.22% during the same period.(1)

During the period under review, we changed the portfolio's composition by increasing our allocation to the euro, Switzerland and New Zealand, and reducing our Japanese holdings. By period-end, the Fund's exposure to the euro, Switzerland and New Zealand stood at 33.8%, 32.2% and 13.4% of total net assets, respectively, slightly up from 33.1%, 28.2% and 11.2%, respectively, on October 31, 2000. On the other hand, we decreased our exposure to Japan from 24.6% at the beginning of the period to 17.5% at the end.

Looking forward, we expect the Japanese yen to appreciate in the near term as a result of the positive momentum created by pro-reform Junichiro Koizumi's election as prime minister. However, the yen will likely weaken in the long term given Japan's weak economic fundamentals and uncertainty regarding parliamentary members' political support for reform. The euro should appreciate in the long term versus the U.S. dollar as interest- and growth-rate differentials continue to favor the euro.


ASSET ALLOCATION BY CURRENCY
Franklin Templeton Hard Currency Fund
Based on Total Net Assets
4/30/01

[PIE CHART]

European Monetary Unit (euro)                                              33.8%
Swiss Franc                                                                32.2%
Japenese Yen                                                               17.5%
New Zealand Dollar                                                         13.4%
U.S. Dollar                                                                 3.1%

1. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

Of course, there are special considerations associated with global investing related to market, currency, economic, social and political factors, as discussed in the Fund's prospectus. Because a significant amount of the Fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange rate fluctuations. A non-diversified foreign Fund may not be appropriate for all investors and should not be considered a complete investment program.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Please note that although the Fund's Statement of Investments on page 21 of this report indicates the Fund held 80.2% of its portfolio investments in U.S. dollar-denominated assets as of 4/30/01, its NET EXPOSURE to the U.S. dollar as of that date was only 3.1%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 6 in the Notes to Financial Statements on page 32 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market in a particular foreign currency is small or relatively illiquid.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON
HARD CURRENCY FUND

CLASS A: Subject to the current, maximum 2.25% initial sales charge. Prior to 8/3/98, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower.*


ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

* Past expense reductions by the Fund's Investment Manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

     During the six months ended 4/30/01, the Fund recognized net foreign currency losses due to fluctuations in the value of its foreign currency-denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the Fund's investment income available for distribution to shareholders, which may cause all or a portion of the total distributions to be characterized as a return of capital at the Fund's fiscal year-end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your Fund shares and affect the computation of a gain or loss when you sell your shares.

PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                           CHANGE     4/30/01    10/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             -$0.09      $7.93       $8.02

DISTRIBUTIONS (11/1/00-4/30/01)
Dividend Income                                  $0.1200

ADVISOR CLASS                                     CHANGE     4/30/01    10/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             -$0.10      $7.93       $8.03

DISTRIBUTIONS (11/1/00-4/30/01)
Dividend Income                                  $0.1332

PERFORMANCE

CLASS A                           6-MONTH       1-YEAR      5-YEAR       10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)         +0.34%        -4.87%     -22.42%      +12.87%
Average Annual Total Return(2)     -1.86%        -7.04%      -5.39%       +0.98%
Value of $10,000 Investment(3)    $9,814       $ 9,296     $ 7,581      $11,029
Avg. Ann. Total Return                          -11.76%       -5.96%      +1.06%
(3/31/01)(4)

Distribution Rate(5)                2.96%
30-Day Standardized Yield(6)        5.31%

ADVISOR CLASS(7)                  6-MONTH       1-YEAR      5-YEAR     10-YEAR
-------------------------------------------------------------------------------
Cumulative Total Return(1)          +0.38%      -4.72%      -21.54%      +14.15%
Average Annual Total Return(2)      +0.38%      -4.72%       -4.74%       +1.33%
Value of $10,000 Investment(3)    $10,038      $9,528      $ 7,846      $11,415
Avg. Ann. Total Return                          -9.54%       -5.32%       +1.40%
(3/31/01)(4)

Distribution Rate(5)                 3.38%
30-Day Standardized Yield(6)         5.79%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's March quarterly dividend and the maximum offering price (NAV for Advisor Class) on 4/30/01.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/01.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A 's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -19.28% and -4.83%.

--------------------------------------------------------------------------------
     Ongoing market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

     For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

     Past performance does not guarantee future results.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights


FRANKLIN TEMPLETON GLOBAL CURRENCY FUND

                                                  Six Months Ended                      Year Ended October 31,
                                                   April 30, 2001    ------------------------------------------------------------
                                                    (unaudited)        2000         1999         1998         1997         1996
                                                  -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(For a share outstanding throughout the period)

Net asset value, beginning of period .......          $ 10.03        $ 11.72      $ 12.06      $ 12.10      $ 12.80      $ 13.67
                                                  -------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ....................              .21            .50          .41          .50          .49          .69
  Net realized and unrealized gains (losses)              .04          (1.81)        (.39)        (.07)        (.68)        (.54)
                                                  ===============================================================================
Total from investment operations ...........              .25          (1.31)         .02          .43         (.19)         .15
                                                  -------------------------------------------------------------------------------
Less distributions from:
Net investment income ......................             (.19)            --         (.16)        (.28)          --         (.71)
Tax return of capital ......................               --           (.38)        (.20)        (.19)        (.51)        (.31)
                                                  -------------------------------------------------------------------------------
Total distributions ........................             (.19)          (.38)        (.36)        (.47)        (.51)       (1.02)
                                                  -------------------------------------------------------------------------------
Net asset value, end of period .............          $ 10.09        $ 10.03      $ 11.72      $ 12.06      $ 12.10      $ 12.80
                                                  ===============================================================================
Total Return* ..............................             2.47%        (11.39)%        .18%        3.71%       (1.46)%       1.27%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........          $15,356        $18,117      $27,173      $33,703      $41,795      $50,773
Ratios to average net assets:
Expenses ...................................             1.68%**        1.25%        1.13%        1.19%        1.10%         .99%
Net investment income ......................             4.15%**        4.52%        3.44%        4.08%        4.01%        4.30%
Portfolio turnover rate ....................             8.93%         37.79%         .00%         .00%         .00%         .00%

*    Total return does not reflect sales commissions and is not annualized.
**   Annualized.
(a) Based on average weighted shares outstanding effective year ended October 31, 1999.

                       See notes to financial statements.

FRANKLIN  TEMPLETON  GLOBAL  TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (UNAUDITED)

                                                                                       PRINCIPAL
FRANKLIN TEMPLETON GLOBAL CURRENCY FUND                                                 AMOUNT*         VALUE
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS 37.1%
Abbey National Treasury Services PLC:
        4.25%, 7/31/01 ..........................................................      100,000  EUR   $  88,469
        4.50%, 8/03/01 ..........................................................      179,000  EUR     158,437
ABN Amro Bank NV, 6.50%, 5/22/01 ................................................      200,000          200,170
Baden-Wuerttembergische Bank AG, 4.50%, 10/05/01 ................................      150,000  EUR     132,704
Bank Nederlandse Gemeenten:
        4.50%, 7/02/01 ..........................................................       76,694  EUR      67,932
        3.25%, 7/16/01 ..........................................................      667,000          664,852
Bayerische Landesbank Girozen, 6.50%, 10/29/01 ..................................      346,000  NZD     142,913
Bayerische Vereinsbank AG, Series 220, 7.00%, 5/14/01 ...........................      300,000          300,210
Credit Local de France SA, zero cpn., 10/16/01 ..................................      826,000  EUR     716,288
General Electric Capital Corp.:
        3.750%, 9/21/01 .........................................................      747,000  EUR     659,205
        3.625%, 12/14/01 ........................................................      741,000  EUR     651,808
IBM International Finance NV., 6.375%, 8/01/01 ..................................      200,000          200,720
ING Bank NV, 4.50%, 11/21/01 ....................................................      186,622  EUR     164,953
Landesbank Schleswig Holstein, 6.50%, 8/07/01 ...................................      300,000  NZD     123,842
Minnesota Mining & Manufacturing Co.:
        5.75%, 7/30/01 ..........................................................      332,000          332,913
        5.00%, 10/15/01 .........................................................      204,517  EUR     181,305
Morgan Stanley Dean Witter & Co., Series C, FRN, 4.9588%, 4/19/02 ...............      100,000          100,211
Rabobank Nederland NV, 5.00%, 12/11/01 ..........................................      100,000          100,280
Toyota Motor Credit Corp., 6.50%, 5/29/01 .......................................      400,000          400,520
Unilever NV, 5.125%, 10/11/01 ...................................................      204,517  EUR     181,350
Union Bank of Switzerland Finance NV, 2.50%, 10/30/01 ...........................      153,388  EUR     134,530
                                                                                                      ---------
TOTAL CORPORATE BONDS (Cost $5,855,761)                                                               5,703,612
                                                                                                      ---------

GOVERNMENT SECURITIES 17.3%
Asian Development Bank, 8.50%, 5/02/01 ..........................................      300,000          300,125
German Treasury Bill, Strip, 7/13/01 ............................................    1,000,000  EUR     878,614
International Bank Reconciliation & Development:
4.875%, 12/03/01 ................................................................      320,000          320,336
4.625%, 12/18/01 ................................................................      204,517  EUR     180,988
Republic of Italy, Series 23, Strip, 9/27/01 ....................................    1,000,000          980,479
                                                                                                      ---------
TOTAL GOVERNMENT SECURITIES (Cost $2,672,275)                                                         2,660,542
                                                                                                      ---------

U.S. GOVERNMENT AGENCIES 9.6%
Federal Farm Credit Bank, 6.19%, 11/07/01 .......................................      100,000          100,903
Federal Home Loan Bank, 5.00% to 7.26%, with maturities to 2/04/02 ..............    1,070,000        1,074,516
Federal Home Loan Mortgage Corp., 4.75%, 12/14/01 ...............................      300,000          300,760
                                                                                                      ---------
TOTAL U.S. GOVERNMENT AGENCIES (COST $1,472,940) ................................                     1,476,179
                                                                                                      ---------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $10,000,976) ...............                     9,840,333
                                                                                                      ---------

FRANKLIN  TEMPLETON  GLOBAL  TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
FRANKLIN TEMPLETON GLOBAL CURRENCY FUND                                              AMOUNT*          VALUE
--------------------------------------------------------------------------------------------------------------
(a) REPURCHASE AGREEMENTS 34.9%
Barclays Bank PLC, 4.48%, 5/01/01 (Maturity Value $1,786,222)
        Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S.
          Government Agency Securities                                             $1,786,000       $1,786,000
Deutsche Bank AG, 4.45%, 5/01/01 (Maturity Value $1,786,221)
        Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S.
          Government Agency Securities                                              1,786,000        1,786,000
Dresdner Bank AG, 4.45%, 5/01/01 (Maturity Value $1,786,221)
        Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S.
          Government Agency Securities                                              1,786,000        1,786,000
                                                                                                   -----------
TOTAL REPURCHASE AGREEMENTS (COST $5,358,000)                                                        5,358,000
                                                                                                   -----------
TOTAL INVESTMENTS (COST $15,358,976) 98.9%                                                          15,198,333
NET EQUITY IN FORWARD CONTRACTS .1%                                                                     10,326
OTHER ASSETS, LESS LIABILITIES 1.0%                                                                    147,261
                                                                                                   -----------
TOTAL NET ASSETS 100.0%                                                                            $15,355,920
                                                                                                   ===========

CURRENCY ABBREVIATIONS:
EUR - European Unit
NZD - New Zealand Dollar

*    Securities denominated in U.S. dollars unless otherwise indicated.

(a) At April 30, 2001, all repurchase agreements held by the fund had been entered into on the last business day of the month.

                       See notes to financial statements.

FRANKLIN  TEMPLETON  GLOBAL  TRUST
Financial Highlights

FRANKLIN TEMPLETON HARD CURRENCY FUND





                                                                                            CLASS A
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                                                          APRIL 30, 2001---------------------------------------------------------
                                                           (UNAUDITED)      2000       1999         1998      1997           1996
                                                         ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(For a share outstanding throughout the period)
Net asset value, beginning of period .................      $  8.02       $  9.52    $ 10.39     $  10.28    $ 11.64     $  13.09
                                                         ------------------------------------------------------------------------
Income from investment operations:
 Net investment income ................................          .19           .42        .30          .30        .37          .57

 Net realized and unrealized gains (losses) ..........         (.16)        (1.68)      (.95)         .12      (1.33)       (1.34)
                                                          -----------------------------------------------------------------------
Total from investment operations .....................          .03         (1.26)      (.65)         .42       (.96)        (.77)
                                                          -----------------------------------------------------------------------
Less distributions from:
 Net investment income ...............................         (.12)           --         --         (.25)        --         (.06)

 Tax return of capital ...............................           --          (.24)      (.22)        (.06)      (.40)        (.62)
                                                          -----------------------------------------------------------------------
Total distributions ..................................         (.12)         (.24)      (.22)        (.31)      (.40)        (.68)
                                                          -----------------------------------------------------------------------
Net asset value, end of period .......................      $  7.93       $  8.02    $  9.52     $  10.39    $ 10.28     $  11.64
                                                          -----------------------------------------------------------------------


Total Return* ........................................         .34%        (13.42)%   (6.23)%      4.33%      (8.28)%      (5.99)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....................      $30,313       $33,580    $56,381      $68,902    $91,976     $124,666

Ratios to average net assets:
 Expenses ............................................        1.38%**        1.29%      1.09%        1.35%      1.13%        1.10%

 Net investment income ...............................        4.63%**        4.73%      3.08%        3.07%      3.53%        4.50%

Portfolio turnover rate ..............................       15.63%         54.69%       .00%       96.41%      2.68%         .00%






*Total return does not reflect sales commissions and is not annualized. **Annualized.
(a)Based on average weighted shares outstanding effective year ended October 31, 1998.

FRANKLIN  TEMPLETON  GLOBAL  TRUST
Financial Highlights (continued)

FRANKLIN TEMPLETON HARD CURRENCY FUND (CONT.)





                                                                                ADVISOR CLASS
                                                         -----------------------------------------------------------
                                                         SIX MONTHS ENDED            YEAR ENDED OCTOBER 31,
                                                         APRIL 30, 2001---------------------------------------------
                                                            (UNAUDITED)    2000      1999       1998        1997+
                                                         -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(For a share outstanding throughout the period)
Net asset value, beginning of period ..................     $   8.03    $  9.53    $ 10.41    $ 10.28     $ 11.28
                                                         -----------------------------------------------------------
Income from investment operations:
 Net investment income ................................          .20        .37        .35        .33        .34

 Net realized and unrealized gains (losses) ...........         (.17)     (1.61)      (.99)       .14      (1.00)
                                                          ----------------------------------------------------------
Total from investment operations ......................          .03      (1.24)      (.64)       .47       (.66)
                                                          ----------------------------------------------------------
Less distributions from:
 Net investment income ................................         (.13)        --         --       (.28)        --

 Tax return of capital ................................           --       (.26)      (.24)      (.06)      (.34)
                                                          ----------------------------------------------------------
Total distributions ...................................         (.13)      (.26)      (.24)      (.34)      (.34)
                                                          ----------------------------------------------------------
Net asset value, end of period ........................     $   7.93    $  8.03    $  9.53    $ 10.41    $ 10.28
                                                          ----------------------------------------------------------


Total Return* .........................................           38%    (13.22)%    (6.17)%     4.89%     (5.84)%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................         $473        $75     $3,827     $3,343      $249
Ratios to average net assets:
 Expenses .............................................         1.05%**     1.06%       .99%      1.01%       94%**
 Net investment income ................................         4.95%**     4.13%      3.54%      3.29%     3.67%**
Portfolio turnover rate ...............................       15.63%      54.69%       .00%     96.41%     2.68%







*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) through October 31, 1997.
(a)Based on average weighted shares outstanding effective year ended October 31, 1999.

                       See notes to financial statements.

FRANKLIN  TEMPLETON  GLOBAL  TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (UNAUDITED)


                                                                   PRINCIPAL
FRANKLIN TEMPLETON HARD CURRENCY FUND                               AMOUNT*              VALUE
-------------------------------------------------------------------------------------------------
CORPORATE BONDS 36.6%
Abbey National Treasury Services PLC, 4.25%, 7/31/01 ..........     180,000  EUR       $ 159,244
ABN Amro Bank NV, 6.50%, 5/22/01 ..............................     366,000              366,311
AT&T Corp., 6.75%, 6/01/01 ....................................     1,792,000          1,794,419
Baden-Wuerttembergische Bank AG, 4.50%, 10/05/01 ..............     250,000  EUR         221,173
Bank Nederlandse Gemeenten, 3.25%, 7/16/01 ....................     400,000              398,712
Bayerische Vereinsbank AG, Series 220, 7.00%, 5/14/01 .........     700,000              700,490
Coca-Cola Amatil Ltd., 5.00%, 11/06/01 ........................     102,258  EUR          90,501
Commerzbank Overseas Finance NV, 6.75%, 8/13/01 ...............     315,000  NZD         129,980
Credit Local de France SA, zero cpn., 10/16/01 ................     300,000  EUR         260,153
Deutsche Postbank AG., 4.50%, 7/06/01 .........................     311,000              310,952
General Electric Capital Corp.:
    3.75%, 9/21/01 ............................................   1,500,000  EUR      1,323,705
    6.25%, 10/30/01 ...........................................     713,000  NZD        294,482
IBM International Finance NV., 6.375%, 8/01/01 ................     340,000             341,224
ING Bank NV, 4.50%, 11/21/01 ..................................     255,646  EUR        225,963
McDonald's Corp., 5.25%, 5/21/01 ..............................     178,952  EUR        158,713
Minnesota Mining & Manufacturing Co.:
    5.75%, 7/30/01 ............................................     400,000             401,100
    5.00%, 10/15/01 ...........................................     306,775  EUR        271,957
Morgan Stanley Dean Witter & Co.:
    Series C, FRN, 4.9588%, 4/19/02 ...........................     200,000             200,421
    9.375%, 6/15/01 ...........................................     300,000             301,765
Muenchener Hypotheken, 4.75%, 5/15/01 .........................     534,000             534,021
Rabobank Nederland NV:
    4.25%, 7/30/01 ............................................     204,517  EUR        180,970
    5.00%, 12/11/01 ...........................................     219,000             219,613
Rheinische Hypothekenbank Finance NV, 4.50%, 5/14/01 ..........     127,823  EUR        113,321
Siemens Western Finance NV, zero cpn., 6/20/01 ................     240,000             238,572
Toyota Motor Credit Corp., 6.50%, 5/29/01 .....................     520,000             520,676
Travelers Group Inc., 7.25%, 5/01/01 ..........................     250,000             250,000
Unilever NV:
    6.625%, 5/29/01 ...........................................     770,000             771,040
    5.125%, 10/11/01 ..........................................     338,987  EUR        300,588
Union Bank of Switzerland Finance NV, 2.50%, 10/30/01 .........     204,517  EUR        179,375
                                                                                     ----------
TOTAL CORPORATE BONDS (COST $11,414,248) ......................                      11,259,441
                                                                                     ----------
GOVERNMENT SECURITIES 13.4%
Asian Development Bank, 8.50%, 5/02/01 ........................      510,000            510,213
German Treasury Bill, Strip, 7/13/01 ..........................    2,000,000 EUR      1,757,228
International Bank Reconciliation & Development:
    4.875%, 12/03/01 ..........................................      600,000            600,630
    4.625%, 12/18/01 ..........................................      324,670 EUR        287,318
Republic of Italy, Series 23, Strip, 9/27/01 ..................    1,000,000            980,479
                                                                                     ----------
TOTAL GOVERNMENT SECURITIES (COST $4,156,659) .................                       4,135,868
                                                                                     ----------

FRANKLIN  TEMPLETON  GLOBAL  TRUST
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (UNAUDITED) (CONT.)


                                                                                           PRINCIPAL
FRANKLIN TEMPLETON HARD CURRENCY FUND                                                        AMOUNT*          VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 15.6%
Federal National Mortgage Association, Series B, 6.00%, 7/17/01 ...............           $ 100,000         $ 100,447
Federal Farm Credit Bank, 6.19% to 6.32%, with maturities to 11/07/01 .........             300,000           302,031
Federal Home Loan Bank, zero cpn. to 7.41%, with maturities to 12/18/01 .......           2,565,000         2,574,835
Federal Home Loan Mortgage Corp., 4.75%, with maturities to 12/14/01 ..........           1,850,000         1,817,221
                                                                                                         -------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $4,783,011) ..............................                             4,794,534
                                                                                                         -------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $20,353,918) .............                            20,189,843

(a) REPURCHASE AGREEMENTS 33.9%
Barclays Bank PLC, 4.48%, 5/01/01 (Maturity Value $3,482,433)
 Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S.
 Government Agency Securities .................................................          3,482,000          3,482,000
Dresdner Bank AG, 4.45%, 5/01/01 (Maturity Value $3,482,430)
 Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S.
 Government Agency Securities .................................................          3,482,000          3,482,000
Deutsche Bank AG, 4.45%, 5/01/01 (Maturity Value $3,482,430)
 Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S.
Government Agency Securities ..................................................          3,482,000          3,482,000
                                                                                                         -------------
TOTAL REPURCHASE AGREEMENTS (COST $10,446,000) ................................                            10,446,000

TOTAL INVESTMENTS (COST $30,799,918) 99.5% ....................................                            30,635,843
NET EQUITY IN FORWARD CONTRACTS (.6%) .........................................                              (175,694)
OTHER ASSETS, LESS LIABILITIES 1.1% ...........................................                               326,011
                                                                                                         -------------
TOTAL NET ASSETS 100.0% .......................................................                          $ 30,786,160
                                                                                                         -------------


CURRENCY ABBREVIATIONS:
EUR - European Unit
NZD - New Zealand Dollar

*Securities denominated in U.S. dollars unless otherwise indicated.
(a)At April 30, 2001, all repurchase agreements held by the fund had been entered into on the last business day of the month.


                       See notes to financial statements.

FRANKLIN  TEMPLETON  GLOBAL  TRUST

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)

                                                                       FRANKLIN                   FRANKLIN
                                                                   TEMPLETON GLOBAL            TEMPLETON HARD
                                                                     CURRENCY FUND              CURRENCY FUND
                                                                   ------------------------------------------
Assets:
Investments in securities:
 Cost .........................................................       $ 10,000,976               $ 20,353,918
                                                                   ------------------------------------------
 Value ........................................................          9,840,333                 20,189,843
 Repurchase agreements, at value and cost .....................          5,358,000                 10,446,000
Cash ..........................................................              1,719                        391
Receivables:
 Beneficial shares sold........................................                294                     20,295
 Interest .....................................................            247,320                    542,530
Unrealized gain on forward exchange contracts (Note 6) .......              86,329                     63,689
                                                                   ------------------------------------------
     Total assets .............................................         15,533,995                 31,262,748
                                                                   ------------------------------------------
Liabilities:
Payables:
 Beneficial shares redeemed ...................................             30,740                     62,475
 To affiliates ................................................             23,664                     44,666
 To shareholders ..............................................             36,752                    101,309
Unrealized loss on forward exchange contracts (Note 6) .......              76,003                    239,383
Accrued expenses .............................................              10,916                     28,755
                                                                   ------------------------------------------
     Total liabilities ........................................            178,075                    476,588
                                                                   ------------------------------------------
Net assets, at value .........................................        $ 15,355,920               $ 30,786,160
                                                                   ------------------------------------------
Net assets consist of:
 Undistributed net investment income ..........................       $    142,427               $    487,185
 Net unrealized depreciation ..................................           (152,691)                  (343,161)
 Accumulated net realized loss ................................         (1,531,720)                (2,702,209)
 Beneficial shares ............................................         16,897,904                 33,344,345
Net assets, at value .........................................        $ 15,355,920               $ 30,786,160
                                                                   ------------------------------------------



                       See notes to financial statements.

FRANKLIN  TEMPLETON  GLOBAL  TRUST
Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2001 (UNAUDITED)

                                                                                                FRANKLIN                FRANKLIN
                                                                                            TEMPLETON GLOBAL         TEMPLETON HARD
                                                                                             CURRENCY FUND           CURRENCY FUND
                                                                                            ---------------------------------------
CLASS A:
 Net asset value ................................................... ...........               $15,355,920              $30,313,411
                                                                                            ---------------------------------------
 Shares outstanding ................................................ ...........                 1,522,073                3,824,482
                                                                                            ---------------------------------------
 Net asset value per share ......................................... ...........               $     10.09              $      7.93
                                                                                            ---------------------------------------
 Maximum offering price per share (Net asset value per share / 97.75%) .........               $     10.32              $      8.11
                                                                                            ---------------------------------------

ADVISOR CLASS:
 Net asset value .................................................. ...........                                         $   472,749
                                                                                                                      -------------
 Shares outstanding ............................................... ...........                                              59,590
                                                                                                                      -------------
 Net asset value and maximum offering price per share .........................                                         $      7.93
                                                                                                                      -------------




                       See notes to financial statements.

FRANKLIN  TEMPLETON  GLOBAL  TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

                                                                                          FRANKLIN                    FRANKLIN
                                                                                       TEMPLETON GLOBAL            TEMPLETON HARD
                                                                                        CURRENCY FUND              CURRENCY FUND
                                                                                       ------------------------------------------
Interest Income ...............................................................         $   504,307                  $ 1,015,487
                                                                                       ------------------------------------------
Expenses:
 Management fees (Note 3) .....................................................              56,144                      109,905
 Distribution fees - Class A (Note 3) .........................................              42,190                       55,293
 Transfer agent fees (Note 3) .................................................              16,625                       34,000
 Custodian fees ...............................................................               1,360                        2,550
 Registration and filing fees .................................................              26,000                       22,900
 Professional fees ............................................................                 350                        3,200
 Trustees' fees and expenses ..................................................               2,550                        4,400
                                                                                       ------------------------------------------
    Total expenses ............................................................             145,219                      232,248
                                                                                       ------------------------------------------
     Net investment income ....................................................             359,088                      783,239
                                                                                       ------------------------------------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments .................................................................            (960,405)                     (513,547)
  Foreign currency transactions ...............................................            (212,975)                     (656,826)
                                                                                       ------------------------------------------
     Net realized loss ........................................................          (1,173,380)                   (1,170,373)
 Net unrealized appreciation on:
  Investments .................................................................           1,167,240                       704,259
  Translation of assets and liabilities denominated in foreign currencies .....             139,543                       45,327
                                                                                       ------------------------------------------
     Net unrealized appreciation ..............................................           1,306,783                      749,586
                                                                                       ------------------------------------------
Net realized and unrealized gain (loss) .......................................             133,403                     (420,787)
                                                                                       ------------------------------------------
Net increase in net assets resulting from operations ..........................         $   492,491                      362,452
                                                                                       ==========================================


                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                                                     GLOBAL CURRENCY FUND                 HARD CURRENCY FUND
                                                               ---------------------------------------------------------------------
                                                               SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                                APRIL 30, 2001    YEAR ENDED       APRIL 30, 2001      YEAR ENDED
                                                                 (UNAUDITED)    OCTOBER 31, 2000     (UNAUDITED)    OCTOBER 31, 2000
                                                               ---------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income                                       $    359,088      $    928,914      $    783,239      $  1,896,288
    Net realized loss from investments and foreign
      currency transactions                                       (1,173,380)       (2,667,136)       (1,170,373)       (7,494,585)
    Net unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
        denominated in foreign currencies                          1,306,783          (678,452)          749,586          (351,824)
                                                               ---------------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from operations                                          492,491        (2,416,674)          362,452        (5,950,121)
Distributions to shareholders from:
  Net investment income:
    Class A                                                         (302,212)               --          (508,598)               --
    Advisor Class                                                         --                --            (5,984)               --
  Tax return of capital:
    Class A                                                               --          (690,154)               --        (1,070,126)
    Advisor Class                                                         --                --                --            (1,117)
                                                               ---------------------------------------------------------------------
  Total distributions to shareholders                               (302,212)         (690,154)         (514,582)       (1,071,243)
  Beneficial share transactions (Note 2):
    Class A                                                       (2,950,980)       (5,949,209)       (3,134,319)      (15,855,956)
    Advisor Class                                                         --                --           417,906        (3,675,617)
                                                               ---------------------------------------------------------------------
  Total beneficial share transactions                             (2,950,980)       (5,949,209)       (2,716,413)      (19,531,573)
          Net decrease in net assets                              (2,760,701)       (9,056,037)       (2,868,543)      (26,552,937)
Net assets:
  Beginning of period                                             18,116,621        27,172,658        33,654,703        60,207,640
                                                               ---------------------------------------------------------------------
  End of period                                                 $ 15,355,920      $ 18,116,621      $ 30,786,160      $ 33,654,703
                                                               ---------------------------------------------------------------------
Undistributed net investment income included in
  net assets:
    End of period                                               $    142,427      $     85,551      $    487,185      $    218,528
                                                               ---------------------------------------------------------------------


26                     See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of two funds (the Funds). The Funds and their investment policies are:

Franklin Templeton Global Currency Fund - The Global Currency Fund seeks to maximize total return, through a combination of interest income and currency gains, by investing in interest-earning money market instruments, at least 65% of which will be denominated in three or more major currencies, including the U.S. dollar.

Franklin Templeton Hard Currency Fund - The Hard Currency Fund seeks to protect shareholders against depreciation of the U.S. dollar relative to other currencies by investing in high-quality, interest-bearing money market instruments (and forward contracts), denominated in those major currencies which historically have experienced low rates of inflation and which are currently pursuing economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term.

On March 20, 2001, the Board of Trustees for the Trust approved a proposal to merge Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund into the Templeton Global Bond Fund, subject to approval by the shareholders of Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund.

The following summarizes the Funds' significant accounting policies.


a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.


b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)


1.   SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c.   REPURCHASE AGREEMENTS

The Funds may enter in to repurchase agreements which are accounted for as a loan by the Funds to the seller, collateralized by securities which are delivered to the Funds' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At April 30, 2001, all outstanding repurchase agreements held by the Funds had been entered into on that date.

d.   FOREIGN CURRENCY CONTRACTS:

The Funds may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e.   INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

f.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Funds. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the Funds comprising the Trust based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

g.   ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)


1.   SIGNIFICANT ACCOUNTING POLICIES (CONT.)

h.   AUDIT GUIDE:

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is in effect for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize all premium and discount on fixed-income securities. Such amortization will be included in net investment income but will not impact the net assets or the distributions of the Funds. The Funds estimate that the initial adjustment required upon adoption of premium and discount amortization will decrease the recorded cost of their investments as listed below:

                                                                     ESTIMATED
FUND                                                               COST DECREASE
--------------------------------------------------------------------------------
Franklin Templeton Global Currency Fund                                  $18,884
Franklin Templeton Hard Currency Fund                                      6,709


2.   BENEFICIAL SHARES

The Hard Currency Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights affecting a single class and its exchange privilege. The Global Currency Fund offers one class of shares.

At April 30, 2001, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                         FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                                        GLOBAL CURRENCY FUND                 HARD CURRENCY FUND
                                                     ----------------------------------------------------------------
                                                       SHARES           AMOUNT             SHARES           AMOUNT
                                                     ----------------------------------------------------------------
CLASS A SHARES:
Six months ended April 30, 2001
  Shares sold                                           818,262      $  8,564,110         1,323,823      $ 10,909,403
  Shares issued on reinvestment of distributions         26,604           272,471            54,400           443,269
  Shares redeemed                                    (1,129,746)      (11,787,561)       (1,740,603)      (14,486,991)
                                                     ----------------------------------------------------------------
  Net decrease                                         (284,880)     $ (2,950,980)         (362,380)     $ (3,134,319)
                                                     ----------------------------------------------------------------
Year ended October 31, 2000
  Shares sold                                           660,736      $  7,037,319         2,415,178      $ 21,265,810
  Shares issued on reinvestment of distributions         57,362           625,964           102,168           896,347
  Shares redeemed                                    (1,230,373)      (13,612,492)       (4,251,323)      (38,018,113)
                                                     ----------------------------------------------------------------
  Net decrease                                         (512,275)     $ (5,949,209)       (1,733,977)     $(15,855,956)
                                                     ----------------------------------------------------------------

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)

2.   BENEFICIAL SHARES (CONT.)

                                                         FRANKLIN TEMPLETON
                                                         HARD CURRENCY FUND
                                                      --------------------------
                                                       SHARES          AMOUNT
                                                      --------------------------
ADVISOR CLASS SHARES:
Six months ended April 30, 2001
  Shares sold                                           51,317      $   425,700
  Shares issued on reinvestment of distributions           323            2,604
  Shares redeemed                                       (1,313)         (10,398)
                                                      --------------------------
  Net increase                                          50,327      $   417,906
                                                      --------------------------
Year ended October 31, 2000
  Shares sold                                            5,486      $    45,937
  Shares issued on reinvestment of distributions            71              612
  Shares redeemed                                     (397,985)      (3,722,166)
                                                      --------------------------
  Net decrease                                        (392,428)     $(3,675,617)
                                                      ==========================


3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Funds' investment manager, principal underwriter and transfer agent, respectively.

Global Currency Fund and Hard Currency Fund pay an investment management fee to Advisers of 0.65% per year of the average daily net assets of each Fund. Under a subadvisory agreement, Templeton Investment Counsel, LLC, provides subadvisory services to the Funds and receives from Advisers fees of 0.25% per year based on the aggregate average daily net assets of each Fund.

The Global Currency Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets for costs incurred in marketing the Fund's shares. The Hard Currency Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets of Class A shares for costs incurred in marketing the Fund's Class A shares.

Distributors received net commissions on sales of Funds' shares and received contingent deferred sales charges for the period ended April 30, 2001 as follows:

                                                     FRANKLIN       FRANKLIN
                                                     TEMPLETON      TEMPLETON
                                                       GLOBAL          HARD
                                                    CURRENCY FUND  CURRENCY FUND
                                                    ----------------------------
Total commissions received                            $     645      $   5,310
Contingent deferred sales charges                     $   2,508      $      --

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)


4.   INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At April 30, 2001, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

                                               FRANKLIN              FRANKLIN
                                               TEMPLETON             TEMPLETON
                                                 GLOBAL                HARD
                                              CURRENCY FUND        CURRENCY FUND
                                              ----------------------------------
Unrealized appreciation                         $  16,200            $  36,582
Unrealized depreciation                          (176,843)            (200,657)
                                              ==================================
Net unrealized depreciation                     $(160,643)           $(164,075)
                                              ==================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

At October 31, 2000, the Funds had tax basis capital losses which may be carried over to offset future capital gains as follows:

                                                  FRANKLIN          FRANKLIN
                                                  TEMPLETON         TEMPLETON
                                                    GLOBAL             HARD
                                                 CURRENCY FUND     CURRENCY FUND
                                                 -------------------------------
Capital loss carryovers expiring in:
  2001                                              $ 35,182          $184,573
  2002                                                    --               271
  2003                                               173,253           112,254
  2004                                                77,143         1,047,201
  2005                                                54,060           162,309
  2006                                                 1,347                --
  2007                                                 4,415                --
  2008                                                12,940            25,228
                                                 -------------------------------
                                                    $358,340        $1,531,836
                                                 -------------------------------

5.   INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001 were as follows:

                                                     FRANKLIN        FRANKLIN
                                                    TEMPLETON        TEMPLETON
                                                      GLOBAL           HARD
                                                   CURRENCY FUND   CURRENCY FUND
                                                   -----------------------------
Purchases                                           $  100,938      $  199,734
Sales                                               $4,201,283      $3,872,811

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)


6.   OFF-BALANCE SHEET RISK

At April 30, 2001, the Funds have outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at each Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

As of April 30, 2001, the Global Currency Fund had the following forward foreign currency contracts outstanding:

                                                                                     IN            SETTLEMENT     UNREALIZED
                                                                                 EXCHANGE FOR         DATE        GAIN (LOSS)
                                                                                ----------------------------------------------
CONTRACTS TO BUY:
238,966,000   Japanese Yen                                                      U.S. $1,935,731      5/31/01     U.S. $  6,582
  3,937,000   New Zealand Dollar                                                      1,616,926      5/31/01             3,845
                                                                                ---------------                  -------------
                                                                                U.S. $3,552,657                         10,427
                                                                                ---------------                  -------------
              Net unrealized gain on offsetting forward exchange contracts                                              75,902
                                                                                                                 -------------
                      Unrealized gain on forward exchange contracts                                              U.S. $ 86,329
                                                                                                                 -------------

CONTRACTS TO BUY:
 2,800,000    European Unit                                                     U.S. $2,529,170      5/14/01     U.S. $(47,286)
 1,000,000    British Pound Sterling                                                  1,439,000      5/29/01            (9,367)
12,000,000    Swedish Krona                                                           1,188,119      6/05/01           (19,350)
                                                                                ---------------                  -------------
                                                                                U.S. $5,156,289                        (76,003)
                                                                                ---------------                  -------------
              Unrealized loss on forward exchange contracts                                                            (76,003)
                                                                                                                 -------------
                   Net unrealized gain on forward exchange contracts                                             U.S. $ 10,326
                                                                                                                 -------------

As of April 30, 2001, the Hard Currency Fund had the following forward foreign currency contracts outstanding:

                                                                                      IN            SETTLEMENT     UNREALIZED
                                                                                  EXCHANGE FOR         DATE        GAIN (LOSS)
                                                                                -----------------------------------------------
CONTRACTS TO BUY:
12,661,000    Japanese Yen                                                      U.S. $   102,560      5/31/01     U.S. $    349
 8,980,000    New Zealand Dollar                                                       3,688,086      5/31/01             8,771
14,250,000    Swiss Franc                                                              8,236,994      6/05/01            12,119
                                                                                ----------------                  -------------
                                                                                U.S. $12,027,640                       $ 21,239
                                                                                ----------------                  -------------
              Net unrealized gain on offsetting forward exchange contracts                                               42,450
                                                                                                                  -------------
                      Unrealized gain on forward exchange contracts                                               U.S. $ 63,689
                                                                                                                  -------------

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (unaudited) (continued)

6.    OFF-BALANCE SHEET RISK (CONT.)

                                                                                      IN            SETTLEMENT     UNREALIZED
                                                                                  EXCHANGE FOR         DATE        GAIN (LOSS)
                                                                                -----------------------------------------------
CONTRACTS TO BUY:
  2,870,000   Swiss Franc                                                       U.S. $ 1,691,569     5/09/01     U.S. $ (36,672)
  5,400,000   European Unit                                                            4,877,685     5/14/01            (91,195)
642,740,000   Japanese Yen                                                             5,276,795     5/29/01            (53,871)
                                                                                ----------------                 --------------
                                                                                U.S. $11,846,049                       (181,738)
                                                                                ================                 ==============
              Net unrealized loss on offsetting forward exchange contracts                                              (57,645)
                                                                                                                 --------------
                      Unrealized loss on forward exchange contracts                                                    (239,383)
                                                                                                                 --------------
                        Net unrealized loss on forward exchange contracts                                        U.S. $(175,694)
                                                                                                                 --------------


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